CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues	$ 0	$ 251,375
Costs of goods sold	0	48,455
Gross Profit	0	202,920
Operating Expenses
General and administrative	835,162	220,119
Selling	81,323	62,500
Research and development	518,614	114,269
Total Operating Expenses	1,435,099	396,888
Operating Loss	(1,435,099)	(193,968)
Other Expense
Interest expense	(35,461)	(247)
Unrealized loss on change in fair value of derivative liabilities	(73,974)	0
Total Other Expense	(109,435)	(247)
Net Loss	$ (1,544,534)	$ (194,215)
Net Loss Per Common Share - Basic and Diluted	$ (0.07)	$ (0.01)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	21,409,369	20,197,478